CAPITAL DISCLOSURES - Narrative (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Long-term debt	CAD 610.5	CAD 1,560.7
Credit Facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	CAD 150.0